SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	12 Months Ended
Dec. 31, 2024
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, percent	7.00%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, percent	15.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, percent	33.00%
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, percent	7.00%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, percent	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property pant and equipment useful life	Over the shorter of the lease term (including the option) or useful life